Revenue Recognition - Summary of Revenues and Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Sales	$ 118,625	$ 102,486	$ 58,351
Cost of sales	107,369	93,780	52,708
Gross Profit	11,256	8,706	5,643
Retail vehicle sales
Disaggregation of Revenue
Sales	104,253	90,382	53,448
Cost of sales	96,983	84,534	48,523
Gross Profit	7,270	5,848	4,925
Wholesale vehicle sales
Disaggregation of Revenue
Sales	9,984	8,454	3,153
Cost of sales	10,386	9,246	4,185
Gross Profit	$ (402)	$ (792)	$ (1,032)